Share-based Payment Arrangements - Summary of USISH's outstanding share options balance sheet (Detail)	12 Months Ended
	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2022 $ / shares
USISH Option Plans [member] | Share options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 15.5	¥ 15.5
Weighted average remaining contractual life of outstanding share options	2 years 10 months 24 days	3 years 10 months 24 days
USISH Option Plans [member] | Stock option plans [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 12.4	¥ 12.7
Weighted average remaining contractual life of outstanding share options	1 year 10 months 24 days	2 years 10 months 24 days
USISH Option Plans [member] | 2020 Share Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share	¥ 20.9	¥ 21.2
Weighted average remaining contractual life of outstanding share options	1 year 10 months 24 days	2 years 10 months 24 days
AMPI Option Plans [Member] | 2022 share options
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price Per Share | $ / shares			$ 30
Weighted average remaining contractual life of outstanding share options	9 years 3 months 18 days